Share Capital - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	8,138,614	1,819,555	1,824,555
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.29	$ 0.36	$ 0.36
July 15, 2020 [Member]
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	1,819,555
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.36
May 4, 2022 [Member]
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	2,109,234
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.4
December 30, 2022 [Member]
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	4,209,825
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.2